Note 22 - HMN Financial, Inc. Financial Information (Parent Company Only) - Condensed Financial Statements for the Parent Company Only (Details) - USD ($) $ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 15, 2014
Cash and cash equivalents	$ 27,561	$ 27,561	$ 39,782	$ 27,561	$ 37,564	$ 27,561	$ 39,782	$ 46,634
Prepaid expenses and other assets					1,314	1,768
Deferred tax asset, net					3,672	5,947
Total assets					722,685	682,023	643,161
Other borrowed money					0	7,000			$ 10,000
Accrued expenses and other liabilities					4,973	5,046
Total liabilities					641,867	606,104
Common stock					91	91
Additional paid-in capital					50,623	50,566
Retained earnings, subject to certain restrictions					91,448	86,886
Unearned employee stock ownership plan shares					(2,030)	(2,223)
Treasury stock, at cost 4,631,124 and 4,639,739 shares					(58,357)	(58,581)
Total stockholders' equity					80,818	75,919	69,645	76,013
Total liabilities and stockholders' equity					722,685	682,023
Interest income	27,680	27,349	21,453	27,349
Interest expense	(1,797)	(1,593)	(1,507)	(1,593)
Compensation and benefits	(41)	(79)	0
Occupancy	(4,068)	(4,041)	(3,722)
Data processing	(1,106)	(1,161)	(1,020)
Professional services	(1,285)	(1,257)	(1,108)
Income before income tax benefit	8,806	10,472	4,567
Income tax expense	4,402	4,122	1,611	4,122
Net income	4,404	6,350	2,956	6,350
Net income	4,404	6,350	2,956	6,350
Deferred income tax benefit	2,105	3,128	1,722
Earned employee stock ownership shares priced above original cost	(147)	(80)	(57)
Amortization of restricted stock awards	147	177	447
Amortization of unearned ESOP shares	193	194	193
Decrease (increase) in other assets	417	(323)	(239)
(Decrease) increase in other liabilities	(62)	999	302
Other, net	67	270	52
Net cash provided by operating activities	17,043	25,513	10,820
Net increase in loans receivable	(43,194)	(89,570)	(80,447)
Net cash provided by investing activities	(42,917)	(50,365)	(31,864)
Redemption of preferred stock	0	0	(10,000)
Dividends paid to preferred stockholders	0	0	(225)
Stock awards withheld for tax withholding	(54)	0	0
Net cash (used) provided by financing activities	35,877	12,631	14,192
(Decrease) increase in cash and cash equivalents	10,003	(12,221)	(6,852)
Cash and cash equivalents, beginning of year	27,561	39,782	46,634	46,634
Cash and cash equivalents, end of year	37,564	27,561	39,782	27,561
Parent Company [Member]
Cash and cash equivalents	2,057	3,314	2,564	3,314	2,057	3,314	$ 2,564	$ 557
Investment in subsidiaries					77,006	78,108
Prepaid expenses and other assets					1,867	1,159
Deferred tax asset, net					141	756
Total assets					81,071	83,337
Other borrowed money					0	7,000
Accrued expenses and other liabilities					253	418
Total liabilities					253	7,418
Common stock					91	91
Additional paid-in capital					50,623	50,566
Retained earnings, subject to certain restrictions					91,448	86,886
Net unrealized losses on securities available for sale					(957)	(820)
Unearned employee stock ownership plan shares					(2,030)	(2,223)
Treasury stock, at cost 4,631,124 and 4,639,739 shares					(58,357)	(58,581)
Total stockholders' equity					80,818	75,919
Total liabilities and stockholders' equity					$ 81,071	$ 83,337
Interest income	0	0	1
Interest expense	(306)	(589)	(571)
Equity income of subsidiaries	4,878	7,148	3,629
Compensation and benefits	(257)	(264)	(269)
Occupancy	(30)	(30)	(30)
Data processing	(6)	(6)	(6)
Professional services	(130)	(138)	(119)
Other	(319)	(329)	(216)
Income before income tax benefit	3,830	5,792	2,419
Income tax expense	(574)	(558)	(537)
Net income	4,404	6,350	2,956
Net income	4,404	6,350	2,956
Equity income of subsidiaries	(4,878)	(7,148)	(3,629)
Deferred income tax benefit	615	244	22
Earned employee stock ownership shares priced above original cost	147	80	57
Stock option compensation	41	79	0
Amortization of restricted stock awards	147	177	447
Amortization of unearned ESOP shares	193	194	193
Decrease (increase) in other assets	(6)	(11)	(23)
(Decrease) increase in other liabilities	(866)	(214)	(692)
Other, net	0	(1)	1
Net cash provided by operating activities	(203)	(250)	(668)
Net increase in loans receivable	0	0	900
Net cash provided by investing activities	0	0	900
Redemption of preferred stock	0	0	(10,000)
Dividends paid to preferred stockholders	0	0	(225)
Stock awards withheld for tax withholding	(54)	0	0
Proceeds from borrowings	0	0	10,000
Repayments of borrowings	(7,000)	(2,000)	(1,000)
Dividends received from Bank	6,000	3,000	3,000
Net cash (used) provided by financing activities	(1,054)	1,000	1,775
(Decrease) increase in cash and cash equivalents	(1,257)	750	2,007
Cash and cash equivalents, beginning of year	3,314	2,564	557	557
Cash and cash equivalents, end of year	$ 2,057	$ 3,314	$ 2,564	$ 3,314